Warrants and Derivative Liabilities (Details 5) - Emerald Financing Warrant Liability	Mar. 31, 2020 Percent $ / shares	Dec. 31, 2019	Dec. 31, 2019 Percent	Dec. 31, 2019 $ / shares	Dec. 31, 2019 USD_per_warrants	Dec. 31, 2019	Dec. 31, 2018 USD_per_warrants $ / shares	Feb. 16, 2018 USD_per_warrants $ / shares	Jan. 19, 2018 USD_per_warrants $ / shares
Class of Warrant or Right [Line Items]
Expected Term (years)								5 years	5 years
Monte Carlo simulations
Class of Warrant or Right [Line Items]
Underlying common stock price	$ 0.08			$ 0.13			$ 0.40
Monte Carlo simulations | Minimum
Class of Warrant or Right [Line Items]
Underlying common stock price								$ 0.29	$ 0.29
Monte Carlo simulations | Maximum
Class of Warrant or Right [Line Items]
Underlying common stock price								$ 0.30	$ 0.30
Dividend yield | Monte Carlo simulations
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input (in percent)	0		0			0	0	0	0
Volatility factor | Monte Carlo simulations
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input (in percent)	81.4		79.5			79.5		70.0	70.0
Volatility factor | Monte Carlo simulations | Minimum
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input (in percent)							92.1
Volatility factor | Monte Carlo simulations | Maximum
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input (in percent)							92.4
Risk-free interest rate | Monte Carlo simulations
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input (in percent)	0.28		1.62		1.62		2.49
Risk-free interest rate | Monte Carlo simulations | Minimum
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input (in percent) | USD_per_warrants								2.45	2.45
Risk-free interest rate | Monte Carlo simulations | Maximum
Class of Warrant or Right [Line Items]
Warrants and rights outstanding measurement input (in percent) | USD_per_warrants								2.60	2.60
Expected term (years) | Monte Carlo simulations
Class of Warrant or Right [Line Items]
Expected Term (years)	2 years 10 months 17 days	3 years 1 month 17 days						5 years	5 years
Expected term (years) | Monte Carlo simulations | Minimum
Class of Warrant or Right [Line Items]
Expected Term (years)							4 years 18 days
Expected term (years) | Monte Carlo simulations | Maximum
Class of Warrant or Right [Line Items]
Expected Term (years)							4 years 1 month 17 days